Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Use of critical estimates (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Market Risk Evaluated Using Value at Risk Metric
Disclosure of other provisions [line items]
Value at risk	€ 8.7
VaR confidence level percentage	99.00%
Credit risk
Disclosure of other provisions [line items]
Amount of moratorium granted	€ 104,300.0
Moratorium granted (in percentage)	92.00%
Moratoria granted, expired, amount	€ 96,000.0
Moratoria granted, not expired, amount	8,700.0
Moratoria granted, maturing next quarter, amount	€ 7,500.0
Credit risk | Financial instruments credit-impaired
Disclosure of other provisions [line items]
Moratorium expired (in percentage)	5.00%
UK | Credit risk | Residential Mortgage
Disclosure of other provisions [line items]
Amount of moratorium granted (in percentage)	66.00%
Average Loan-to-value (LTV) ratio (in percentage)	50.00%
Consumer loan | Cars
Disclosure of other provisions [line items]
Amount of moratorium granted	€ 16,400.0
Moratorium granted (in percentage)	16.00%